Equity (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Equity [Abstract]
Issued as at April 01	182,238,069	179,223,247	179,144,347
Issued for cash	0	0	0
Issued for consideration other than cash	0	0	0
Exercise of share options	504,300	3,014,822	78,900
Issued as at March 31	182,742,369	182,238,069	179,223,247